INCOME TAX EXPENSE - Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
INCOME TAX EXPENSE
Net income before provision for income tax	¥ 243,761		¥ 333,577	¥ 316,325
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 60,940		¥ 83,394	¥ 79,081
Effect of expenses that are not deductible in determining taxable profit	17,323		13,481	8,238
Unrecognized tax losses	67,706		14,025	8,963
Utilization of tax losses previously not recognized	(13,751)		(2,268)	(3,395)
Expiration of tax losses previously recognized	1,721
Utilization of tax losses against pre-acquisition profits			8,837
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	(54,286)		(36,889)	(25,497)
Others	(661)			(8)
Total income tax expense:	¥ 78,992	$ 11,536	¥ 80,580	¥ 67,382